DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Disaggregation of Revenues by Business Segment (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues [Abstract]
Revenues	$ 55,871,438	$ 66,111,903	$ 71,336,882
Natural Gas Transportation [Member]
Revenues [Abstract]
Revenues		30,795,577
Reportable Segments [Member] | Natural Gas Transportation [Member]
Revenues [Abstract]
Revenues	23,501,610	30,795,577	32,381,937
Reportable Segments [Member] | Natural Gas Transportation [Member] | Firm [Member]
Revenues [Abstract]
Revenues	19,086,235	25,214,892	25,641,775
Reportable Segments [Member] | Natural Gas Transportation [Member] | Access and Charge [Member]
Revenues [Abstract]
Revenues	839,868	1,137,755	1,184,965
Reportable Segments [Member] | Natural Gas Transportation [Member] | Interruptible and Others [Member]
Revenues [Abstract]
Revenues	3,575,507	4,442,930	5,555,197
Reportable Segments [Member] | Production and Commercialization of Liquids [Member]
Revenues [Abstract]
Revenues	27,596,696	31,500,457	34,822,547
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Product [Member]
Revenues [Abstract]
Revenues	25,602,861	29,554,650	32,493,630
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Services [Member]
Revenues [Abstract]
Revenues	1,665,970	1,670,192	1,477,117
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Government Grants [Member]
Revenues [Abstract]
Revenues	327,865	275,615	851,800
Reportable Segments [Member] | Other Services [Member]
Revenues [Abstract]
Revenues	4,364,503	3,439,787	3,790,881
Reportable Segments [Member] | Other Services [Member] | Conditioning and Treatment [Member]
Revenues [Abstract]
Revenues	2,036,984	1,733,165	1,539,505
Reportable Segments [Member] | Other Services [Member] | Operation and Maintenance [Member]
Revenues [Abstract]
Revenues	166,972	887,181	1,005,491
Reportable Segments [Member] | Other Services [Member] | Steam Sales [Member]
Revenues [Abstract]
Revenues	182,124	315,254	286,422
Reportable Segments [Member] | Other Services [Member] | Construction [Member]
Revenues [Abstract]
Revenues	25,812	16,199	44,653
Reportable Segments [Member] | Other Services [Member] | UT Construction [Member]
Revenues [Abstract]
Revenues	70,481	255,517	907,244
Reportable Segments [Member] | Other Services [Member] | Transportation and conditioning of Natural Gas in Vaca Muerta [Member]
Revenues [Abstract]
Revenues	1,793,855	225,619	0
Reportable Segments [Member] | Other Services [Member] | Others [Member]
Revenues [Abstract]
Revenues	88,275	6,852	7,566
Reportable Segments [Member] | Telecommunications [Member]
Revenues [Abstract]
Revenues	$ 408,629	$ 376,082	$ 341,517